7. Inventories, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 13,921	$ 12,216
Goods in Transit	1,045	1,326
Work in process	1,327	0
Raw materials	967	239
Total inventories, net	$ 17,260	$ 13,781